INVESTMENTS, DEBT AND DERIVATIVES - Financing activities 2021 (Details) ₽ in Millions	1 Months Ended							3 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Apr. 30, 2021 RUB (₽)	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Sep. 30, 2020 RUB (₽)	Mar. 31, 2020 USD ($)	Mar. 31, 2021 RUB (₽) extension	Dec. 31, 2022	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 PKR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 PKR (₨)	Nov. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jul. 31, 2020 RUB (₽)	Jul. 31, 2020 USD ($)	Jun. 30, 2020 RUB (₽)	Jun. 30, 2020 USD ($)	Apr. 30, 2020 USD ($)
Veon Holdings B.V. Revolving Credit Facility, Available Until February 2024
Disclosure of detailed information about borrowings [line items]
Notional amount								₽ 1,250							$ 1,250,000,000
Borrowings term								3 years
Number of extensions | extension								2
Borrowing term, extension								1 year
Veon Holdings B.V. Revolving Credit Facility, Available Until February 2024 | Interest Period One
Disclosure of detailed information about borrowings [line items]
Borrowings term								1 month
Veon Holdings B.V. Revolving Credit Facility, Available Until February 2024 | Interest Period Two
Disclosure of detailed information about borrowings [line items]
Borrowings term								3 months
Veon Holdings B.V. Revolving Credit Facility, Available Until February 2024 | Interest Period Three
Disclosure of detailed information about borrowings [line items]
Borrowings term								6 months
RUB30bn Alfa bank facility
Disclosure of detailed information about borrowings [line items]
Notional amount								₽ 30,000							396,000,000
RUB45bn Alfa Bank Facility
Disclosure of detailed information about borrowings [line items]
Notional amount								45,000							594,000,000
RUB15bn Alfa Bank Floating Rate Tranche
Disclosure of detailed information about borrowings [line items]
Notional amount								15,000							198,000,000
Borrowings term				5 years
RUB15bn Alfa Bank Facility Floating Rate Tranche
Disclosure of detailed information about borrowings [line items]
Notional amount | ₽								₽ 15,000
Proceeds from non-current borrowings		₽ 15,000	$ 198,000,000							₽ 15,000
VTB Bank bilateral term loan | Bilateral term loan refinancing
Disclosure of detailed information about borrowings [line items]
Notional amount																			₽ 30,000	$ 422,000,000
PMCL (Pakistan Mobile Communications Ltd)
Disclosure of detailed information about borrowings [line items]
Put option % acquired				15.00%		15.00%
Consideration paid				$ 273,000,000			$ 273,000,000
Proportion of ownership interest in subsidiary				100.00%					100.00%
PMCL (Pakistan Mobile Communications Ltd) | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Notional amount															131,000,000	₨ 20,000,000,000
PMCL (Pakistan Mobile Communications Ltd) | PKR5Bn United Bank Bilateral Term Facility
Disclosure of detailed information about borrowings [line items]
Notional amount															$ 33,000,000	₨ 5,000,000,000
PMCL (Pakistan Mobile Communications Ltd) | PKR50BN Syndicated Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 320,000,000													₨ 50,000,000,000
Borrowings term	10 years
Veon Holdings B.v.
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary										100.00%	100.00%
Veon Holdings B.v. | MTN unsecured notes
Disclosure of detailed information about borrowings [line items]
Bonds issued						₽ 10,000							$ 273,000,000				$ 1,250,000,000	$ 135,000,000			₽ 20,000	$ 288,000,000
Veon Holdings B.v. | MTN unsecured notes | Maximum
Disclosure of detailed information about borrowings [line items]
Bonds issued													$ 6,500,000,000										$ 6,500,000,000
Veon Holdings B.v. | Alfa Bank Bilateral Term Loan
Disclosure of detailed information about borrowings [line items]
Available												$ 611,000,000
Veon Holdings B.v. | Sberbank
Disclosure of detailed information about borrowings [line items]
Available												612,000,000
VEON Finance Ireland Designated Activity Company
Disclosure of detailed information about borrowings [line items]
Consideration paid					$ (51,000,000)
Proportion of ownership interest in subsidiary										100.00%	0.00%
VEON Finance Ireland Designated Activity Company | Alfa Bank Bilateral Term Loan
Disclosure of detailed information about borrowings [line items]
Fixed rate tranche										₽ 30,000		408,000,000
Available										45,000		612,000,000
Floating rate tranche										15,000		204,000,000
VEON Finance Ireland Designated Activity Company | Alfa Bank Bilateral Term Loan | March 2025
Disclosure of detailed information about borrowings [line items]
Available										30,000		407,000,000
VEON Finance Ireland Designated Activity Company | Alfa Bank Bilateral Term Loan | March 2026
Disclosure of detailed information about borrowings [line items]
Available												204,000,000
VEON Finance Ireland Designated Activity Company | Sberbank
Disclosure of detailed information about borrowings [line items]
Available										45,000		611,000,000
VEON Finance Ireland Designated Activity Company | Sberbank | June 2023
Disclosure of detailed information about borrowings [line items]
Available										15,000		204,000,000
VEON Finance Ireland Designated Activity Company | Sberbank | June 2024
Disclosure of detailed information about borrowings [line items]
Available										₽ 30,000		$ 408,000,000